13F-HR
					09/30/01

  					0000019475
  					zkzke6q*

					NONE
					1

  					J. KING
  					434-293-9104

					Jenniferking@chaseinv.com

  					13F-HR
  					Form 13F Holdings Report



				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001

Check here if Amendment [ x ]; Amendment Number:1
This Amendment (Check only one.):	[x  ]  is a restatement.
							[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jennifer King
Title:	Investment Operations Analyst
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		May 6, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		$ 849,494,000


List of Other Included Managers:

No.	13F File Number	Name




FORM 13F INFORMATION TABLE VALUE SHARES SH/ PUT/ INVSTMT OTHER
VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN
AMT PRN CALL DSCRETN MGRS SOLE SHARED NONE Americredit COM
03060R101 882 27905 SH SOLE 27205 700 Anadarko Petroleum COM 032511107 808
16800 SH SOLE 16800 Apollo Group CL A 037604105 17347 412738 SH SOLE 400768
11970 Applebee's Int'l COM 037899101 1306 44259 SH SOLE 44259 AptarGroup Inc. COM 038336103 684 21500 SH SOLE 21500 Arthur J Gallagher & Co. COM 363576109
1083 32000 SH SOLE 32000 Autozone Inc COM 053332102 12258 236360 SH SOLE
229800 6560 Avon Products Inc. COM 054303102 14289 308960 SH SOLE 301920 7040
Baxter International COM 071813109 21467 389950 SH SOLE 377900 12050 Bed Bath & Beyond COM 075896100 1385 54415 SH SOLE 54415 Best Buy Co. COM 086516101
16638 366070 SH SOLE 354210 11860 BP Amoco SPONSORED ADR 055622104 507
10320 SH SOLE 1852 8468 Biomet COM 090613100 21343 729668 SH SOLE 713388
16280 BJ's Wholesale Club Inc COM 05548J106 1408 29570 SH SOLE 29570 Bristol Myers Squibb COM 110122108 244 4400 SH SOLE 4400 Burlington Resources COM 122014103 19564 571880 SH SOLE 558825 13055 Cardinal Health Inc COM 14149Y108
39698 536816 SH SOLE 521230 15586 Carnival Corp COM 143658102 2017 91597 SH
SOLE 83897 7700 Cendant Corporation COM 151313103 10934 858900 SH SOLE
831750 27150 Chevron Texaco Corp. COM 166751107 29473 347762 SH SOLE 336012
11750 Chico's FAS COM 168615102 922 39148 SH SOLE 39148 Church & Dwight COM 171340102 875 33850 SH SOLE 33850 Concord EFS COM 206197105 12242 500182
SH SOLE 484882 15300 Darden Restaurants COM 237194105 1160 44185 SH SOLE
44185 Dentsply International COM 249030107 1682 36610 SH SOLE 36610 Elan Corporation PLC ADS 284131208 22032 454727 SH SOLE 439917 14810 Equity Office Properties COM 294741103 16983 530708 SH SOLE 521884 8824 Essex Property Trust COM 297178105 1432 29160 SH SOLE 29160 Exxon Mobil COM 30231G102 846
21476 SH SOLE 10916 10560 Fifth Third Bancorp. COM 316773100 3004 48868 SH
SOLE 48018 850 First Data Corp COM 319963104 20227 347186 SH SOLE 335721
11465 First Health Group COM 320960107 19324 657732 SH SOLE 654932 2800 Forest
Labs COM 345838106 1039 14400 SH SOLE 14400 Freddie Mac COM 313400301
32029 492750 SH SOLE 476460 16290 General Dynamics COM 369550108 39244
444339 SH SOLE 430949 13390 General Electric COM 369604103 1015 27275 SH SOLE
27275 Genzyme General COM 372917104 204 4500 SH SOLE 4500 Golden West Financial COM 381317106 20882 359415 SH SOLE 349555 9860 H & R Block COM 093671105
4907 127260 SH SOLE 123460 3800 Harley Davidson COM 412822108 20005 493940
SH SOLE 479185 14755 Home Depot COM 437076102 2501 65194 SH SOLE 56808
8386 Johnson & Johnson COM 478160104 36949 666945 SH SOLE 646205 20740
Kroger COM 501044101 25913 1051681 SH SOLE 1017756 33925 Lincare Holdings
COM 532791100 9135 343820 SH SOLE 334045 9775 Lowes Cos COM 548661107
20550 649286 SH SOLE 638036 11250 Marsh Supermarket Inc CL A 571783307 233
16300 SH SOLE 16300 Marsh Supermarket Inc CL B 571783208 337 24545 SH SOLE 24545 M&T Bank Corp COM 55261F104 1288 17400 SH SOLE 17400 Merck & Co.
COM 589331107 575 8636 SH SOLE 8636 MGIC Investment Corp. COM 552848103
1469 22480 SH SOLE 22480 Ninety-Nine Cents Only StorCOM 65440K106 792 24490
SH SOLE 24490 Parker Drilling COM 701081101 308 100000 SH SOLE 100000 Patterson Dental COM 703412106 1429 38760 SH SOLE 38760 Pepsico Inc. COM 713448108
27434 565650 SH SOLE 545330 20320 Performance Food Group COM 713755106 1203
42160 SH SOLE 42160 Pfizer COM 717081103 1009 25162 SH SOLE 25162 Philip
Morris COM 718154107 27172 562685 SH SOLE 542595 20090 Phillips Petroleum COM 718507106 28803 533982 SH SOLE 518062 15920 Proctor & Gamble COM 742718109
29022 398710 SH SOLE 384640 14070 Protective Life COM 743674103 6310 217590 SH
SOLE 211800 5790 Ruby Tuesday Inc COM 781182100 868 55300 SH SOLE 55300
Schering-Plough COM 806605101 1892 50998 SH SOLE 44458 6540 Sysco COM
871829107 42707 1672160 SH SOLE 1623210 48950 Tenet Healthcare COM 88033G100
13175 220870 SH SOLE 213970 6900 Trigon Healthcare Inc COM 896181100 963 14700
SH SOLE 14700 Tyco Int'l Ltd COM 902124106 31537 693129 SH SOLE 674979 18150
United Technologies COM 913017109 19520 419780 SH SOLE 406635 13145
UnitedHealth Group COM 91324P102 32869 494278 SH SOLE 475828 18450 Universal Health Services COM 913903100 1064 21800 SH SOLE 21800 USA Education COM 90390U108 15069 181750 SH SOLE 177580 4170 Walgreen COM 931422109 386
11200 SH SOLE 11200 Washington Mutual Inc COM 939322103 33624 873810 SH SOLE 845885 27925